OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2018
Other Non-Current Assets

Other non-current assets consisted of the following:

		As of September 30,
	Notes	2017	2018
		US$	US$
Long-term prepaid expenses	(1)	2,954	3,823
Rental deposits	(2)	527	923
Deposit of sole distributor agreement	(3)	1,353	655
Prepaid investment	(4)	1,127	—
Others		1,055	986

		7,016	6,387

(1)

Long-term prepaid expenses represent golf club membership fees. Such fees is amortized over ten years and which is recorded as general and administrative expenses on the consolidated statements of operations.

(2)	Rental deposits represent office rental deposits for the Group’s daily operations, which will not be refunded within one year.
(3)

Deposit of sole distributor agreement represents a refundable deposit for a newly entered contract with a software developer, classified as non-current deposits since the contract is longer than a year. A partial deposit in an amount of US$698 was returned to the Group during the year ended September 30, 2018.

(4)	Prepaid investment represents a deposit of an investment, classified as non-current deposit due to the underlying investment term, refer to Note 11 for details.